Trade Payables and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Noncurrent Trade and Other Payables

(in millions)	December 31, 2025	December 31, 2024
Current:
Trade payables	$491	$406
Accrued expenses	452	522
Contract liabilities(1)	718	840
Advances and deposits(2)	44	66
Payables for property, plant and equipment and intangible assets	335	161
Other(3)	114	114
Total	$2,154	$2,109
Non-current:
Payables for intangible assets	150	193
Contract liabilities(1)	512	744
Other(3)	200	85
Total	$862	$1,022
(1)Contract liabilities comprises contract liabilities for payments received in advance of the satisfaction of performance obligations for wafers, as well as NRE services.
(2)Advances and deposits include advances from customers of $13 million (2024: $36 million) collected for purchase orders.
(3)Other includes other financial liabilities, due from related parties, deferred tax liabilities and non-current advances and deposits. See Note 11. Other Financial Assets And Liabilities for further details on other financial liabilities.

Schedule of Explanation of Significant Changes in Contract Assets and Contract Liabilities
The following table presents the activities in contract liabilities for the years ended December 31, 2025 and 2024:

(in millions)	December 31, 2025	December 31, 2024
Beginning contract liabilities balance	$1,584	$1,983
Cash receipts in advance of satisfaction of performance obligations	782	381
Released to the consolidated statements of operations (1)	(1,124)	(749)
Other(2)	(12)	(31)
Ending contract liabilities balance	$1,230	$1,584

Current	$718	$840
Non-current	512	744
Total	$1,230	$1,584
(1)Of revenue released to the consolidated statements of operations for the years ended December 31, 2025 and 2024, $775 million and $618 million, respectively were included in the beginning balance of contract liabilities.
(2)Includes $15 million and $18 million primarily due to the unbilled accounts receivable balance applied against the related contract liabilities for a certain customer's non-recurring engineering arrangement as of December 31, 2025 and 2024, respectively.